Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Ship-management fees	$ 359	$ 357
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire commissions	167	170
Ship-management fees	359	357
Administration fees	807	802
Related party transaction expenses, total	$ 1,333	$ 1,329